Pensions and other post-employment benefits - Narratives (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pensions and other post-employment benefits
Actuarial valuation term	3 years
Pension expense	£ 60	£ 70	£ 59
Pension plan
Pensions and other post-employment benefits
Estimated employer contributions next fiscal year	20
Post retirement obligations
Pensions and other post-employment benefits
Estimated employer contributions next fiscal year	£ 3